One Bush Street Suite 1600 San Francisco, CA 94104-4446 +1 415 262 4500 Main +1 415 262 4555 Fax www.dechert.com MICHELLE WONG michelle.wong@dechert.com +1 415 262 4544 Direct +1 415 262 4555 Fax

June 15, 2018

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 700 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 700 (the “Amendment”) to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act and Amendment No. 701 to the Registration Statement under the Investment Company Act of 1940, as amended. This Amendment is being filed for the primary purpose of registering Investor Shares of the Goldman Sachs Short-Term Conservative Income Fund.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 415.262.4544.

Sincerely,

/s/ Michelle D. Wong

Michelle D. Wong
Admitted in Massachusetts only